Share-Based Compensation Expense - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended			12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012	Jun. 01, 2006	Dec. 31, 2013 Share options	Dec. 31, 2012 Share options	Dec. 31, 2011 Share options	Mar. 06, 2013 Nonvested Restricted Stock Units	Dec. 31, 2013 Nonvested Restricted Stock Units	Dec. 31, 2012 Nonvested Restricted Stock Units	Dec. 31, 2011 Nonvested Restricted Stock Units	Nov. 12, 2010 2007 Employee Share Incentive Plan	Dec. 31, 2013 2007 Employee Share Incentive Plan	Jul. 15, 2008 2007 Employee Share Incentive Plan	Jul. 18, 2005 Options Granted on July 18, 2005	Jul. 18, 2005 Management employees	Dec. 31, 2013 Management employees	Jul. 18, 2005 Management employees Share options	Dec. 31, 2012 Chief Executive Officer Nonvested Restricted Stock Units	Jun. 01, 2006 Period 1	Jun. 01, 2006 Period 2	Jun. 01, 2006 Period 3	Dec. 31, 2007 Minimum	Dec. 31, 2006 Minimum	Dec. 31, 2013 Minimum Nonvested Restricted Stock Units	Nov. 12, 2010 Minimum 2007 Employee Share Incentive Plan	Dec. 31, 2007 Maximum	Dec. 31, 2006 Maximum	Nov. 12, 2010 Maximum 2007 Employee Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted		10,416,950	36,250,000											16,033,138		166,400	27,895,000
Share based payment award Vesting period									5 years										3 years	3 years				2 years	2 years	3 years	1 year	4 years	4 years	5 years
Share base compensation, percentage options exercisable																	30.00%
Share base compensation, percentage options exercisable																	70.00%
Number of share options outstanding	2,443,496			5,336,808														90,400
Number of shares authorized					74,044,450								82,044,400		46,044,400
Option granted year																					2005	2006	2007
Expiration period													10 years
Number of nonvested restricted stock units granted										9,084,424				52,880,160
Weighted-average grant-date fair value of options granted						$ 0.93	$ 0.79	$ 0.00
Options exercised	2,872,112					2,872,112	1,752,184	3,751,360
Aggregate intrinsic value of options exercised						$ 3,000,000	$ 1,900,000	$ 5,800,000
Total unrecognized compensation expense						100,000				16,400,000
Total unrecognized compensation expense, weighted average period of recognition (in years)						11 months 12 days				2 years 4 months 6 days
Share-based payment award, plan modification, incremental compensation cost	0
Total fair value of nonvested restricted stock units vested										15,300,000	9,000,000	9,800,000
Share-based payment award, award Vesting, Percentage	40.00%								20.00%
Additional compensation expense									$ 1,700,000